Disposal of a subsidiary (Details)		6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value consideration	$ 562,000		$ 562,000			¥ 4,000,000
Cash	140,500		140,500			1,000,000
Total considerations	702,500		702,500			5,000,000
Computer and office equipment, fixtures and furniture	2,401		2,401
Right of use assets	21,770	$ 633,110	21,770	$ 513,409	$ 759,314		$ 1,005,649
Accounts receivable	102,284		102,284
Inventories, net	615,009		615,009
Prepaid expenses and other current assets	18,965		18,965
Cash at banks	1,264		1,264
Accrued expenses and other current liabilities	(42,150)		(42,150)
Lease liabilities - non-current	(4,817)		(4,817)
Disposal assets and liabilities	714,726		714,726
Release of exchange reserve	78,264		78,264
Release of pre-acquisition accumulated losses	434,573		434,573
Total release cost	1,227,563		1,227,563
Total sale consideration		702,500
Loss on disposal of a subsidiary		525,063
Lease liabilities non-current	4,817		4,817
Loss on disposal of a subsidiary			(525,063)	$ (525,063)	$ (0)
Dandong BF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value consideration	562,000		562,000			4,000,000
Cash	140,500		140,500			1,000,000
Total considerations	702,500		702,500			¥ 5,000,000
Computer and office equipment, fixtures and furniture	2,401		2,401
Right of use assets	21,770		21,770
Accounts receivable	102,284		102,284
Inventories, net	615,009		615,009
Prepaid expenses and other current assets	18,965		18,965
Cash at banks	1,264		1,264
Accrued expenses and other current liabilities	(42,150)		(42,150)
Lease liabilities - non-current	4,817		4,817
Disposal assets and liabilities	714,726		714,726
Release of exchange reserve	78,264		78,264
Release of pre-acquisition accumulated losses	434,573		434,573
Total release cost	1,227,563		1,227,563
Total sale consideration	702,500
Lease liabilities non-current	(4,817)		$ (4,817)
Loss on disposal of a subsidiary	$ 525,063